SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
Schedule of aggregate balances of the VIE

2022

Current Assets	$111,686
Non-Current Assets	$2,357,957
Total Assets	$2,469,643

Non-Current Liabilities	$241,373
Total Liabilities	$241,373

Revenues, Net	$139,500
Net Income Attributable to Non-Controlling Interest	$56,997